Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2014
Research and Development Expense [Abstract]
Research And Development Expenses, Net
RESEARCH AND DEVELOPMENT EXPENSES, NET

	Year ended December 31,
	2014	2013	2012
Total expenses	$267,691	$263,314	$276,458
Less - grants and participations	(39,680)	(42,832)	(43,071)
	$228,011	$220,482	$233,387